Annual Total Returns [BarChart] - California Bond Fund - Fund Shares	Aug. 01, 2021
Bar Chart Table:
2011	14.74%
2012	11.15%
2013	(2.94%)
2014	12.61%
2015	3.66%
2016	0.11%
2017	5.60%
2018	1.20%
2019	7.25%
2020	4.82%